PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 10% Senior Secured Convertible Promissory Notes issued on July 15, 2010, modified on January 7, 2011 (Detail Textuals 5) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended			12 Months Ended
	Jan. 07, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2014	Sep. 30, 2013	Jan. 07, 2011 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011	Jan. 31, 2012 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011	Oct. 26, 2011 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011	Oct. 26, 2011 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011	Sep. 30, 2013 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011	Sep. 30, 2012 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011	Sep. 30, 2011 Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011
Debt Instrument [Line Items]
Convertible promissory note issued to related party						$ 1,550,000
Interest rate on promissory note						10.00%
Price at maturity for conversion into common stock						$ 2.23
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible notes and related accrued interest settled							1,447,000	50,000	50,000
Percentage of price paid by investor used for determination of conversion price in lieu of fixed conversion price after closing of subsequent financing rate						80.00%
Intrinsic value of the embedded beneficial conversion feature						1,499,536
Intrinsic value of the embedded beneficial conversion feature amortized to interest expense						(1,499,536)				(1,499,536)
Amortization of debt discount attributable to convertible debentures	$ 331,332	$ 541,120	$ 2,096,427								$ 392,923	$ 1,106,613
Common stock issued in settlement of convertible debentures and interest (in shares)		22,924,513					746,314	24,964	24,964
Maturity period of debt beneficial conversion feature amortized						1 year